Investment in Securities (Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Trading securities	[1]	¥ 725,821	¥ 1,190,131
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Trading securities		¥ 704,313	¥ 1,165,347

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥1,165,347 million and ¥704,313 million as of March 31, 2015 and March 31, 2016, respectively.